Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2014
Payables And Accruals [Abstract]
Accounts Payable and Accrued Liabilities

9.      ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As at December 31,	As at December 31,
	2014	2013
Trade payables	$2,522	$4,326
Accrued compensation	3,883	2,918
Accrued legal costs	100	680
Dividends	5,196	4,527
Success fee obligation	3,736	4,358
Accrued partner program royalties	974	-
Patent acquisition liability	-	5,000
Accrued other	2,504	3,203
	$18,915	$25,012

The success fee obligation is pursuant to the Company’s engagement with a law firm, for which the firm is entitled to a percentage of proceeds actually received from certain license agreements signed by the Company related to certain litigation matters concluded in 2011 in which the firm was representing the Company. Should the Company collect these amounts as contemplated in the agreements, the firm will be entitled to the entire success fee of $27,986. For the year ended December 31, 2011, the Company accrued the full, undiscounted amount of the success fee obligation.

The current and long term portion of this liability is reflected as follows:

	As at December 31,	As at December 31,
	2014	2013
Success fee obligation	$7,375	$11,406
Current portion	(3,736)	(4,358)
	$3,639	$7,048